Business Combination/Disposal of Subsidiaries (Details) - Schedule of Fair Value of Consideration Transferred and The Effects on Cash Flows of The Acquisitions of subsidiaries - ARB Synergy Group [Member]
6 Months Ended
Dec. 31, 2023 MYR (RM)
Schedule of Fair Value of Consideration Transferred and The Effects on Cash Flows of The Acquisitions of subsidiaries [Line Items]
Fair value consideration for the acquisitions	RM 1
Less: Cash and cash equivalents of subsidiaries acquired	(1,296)
Cash outflow from acquisition of subsidiaries	RM (1,295)